Segment Reporting (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Number of reportable segments	1
Number of operating segments	1
Segment description CODM description	The Company’s Chief Executive Officer is its Chief Operating Decision Maker (“CODM”). The Company’s CODM assesses significant segment expenses in comparison to forecasts and historical results to make decisions on capital allocation strategies.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]